Earnings Per Share (Details) - Schedule of Basic and Diluted Earnings Per Share - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Numerator:
Net income attributable to Global Mofy AI Limited		$ 12,137,352	$ 6,551,838	$ (267,222)
Class A Ordinary Shares
Weighted average Class A ordinary shares outstanding
Basic	[1]	1,798,850	1,668,083	1,562,766
Diluted	[1]	1,798,850	1,668,083	1,562,766
Basic	[1]	$ 6.37	$ 3.93	$ (0.17)
Diluted	[1]	$ 6.37	$ 3.93	$ (0.17)
Class B Ordinary Shares
Weighted average Class A ordinary shares outstanding
Basic	[1]	106,605
Diluted	[1]	106,605
Basic	[1]	$ 6.37
Diluted	[1]	$ 6.37

[1]	Retrospectively restated for effect of share split on September 16,2022 and reverse share split on November 26, 2024 (see Note 12 and Note 14). As of September 30, 2022, Weighted average number of ordinary shares outstanding was 1,562,766, Earnings (loss) per ordinary share was $(0.17). As of September 30, 2023, Weighted average number of ordinary shares outstanding was 1,668,083, Earnings (loss) per ordinary share was $3.93. The company held its annual general meeting on August 15, 2024, re-designating all of the previously issued and outstanding ordinary shares into Class A Ordinary Shares(see Note 12). After the re-designation, the weighted average number of shares for Class A on September 30, 2022, and Class A on September 30, 2023,were 1,562,766 and 1,668,083, respectively.